Deferred income tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred income tax [Abstract]
Deferred tax at 1 January		$ 20,283	$ 17,691
Reclassification	[1]	0	574
Currency translation differences		(237)	1,463
Income statement credit		5,304	555
Deferred tax at 31 December		$ 25,350	$ 20,283

[1]	Corresponds to differences between income tax provision and the final tax return presented.